SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Disaggregated revenue data by geographic area in terms of customers' locations (Details)	6 Months Ended
Jun. 30, 2025 USD ($)
SUMMARY OF SIGNIFICANT ACCOUNTING
Total Revenues	$ 283,990,631
British Virgin Islands
SUMMARY OF SIGNIFICANT ACCOUNTING
Total Revenues	282,269,981
Others
SUMMARY OF SIGNIFICANT ACCOUNTING
Total Revenues	1,720,650
Bitcoin Mining Business
SUMMARY OF SIGNIFICANT ACCOUNTING
Total Revenues	282,269,981
Bitcoin Mining Business | British Virgin Islands
SUMMARY OF SIGNIFICANT ACCOUNTING
Total Revenues	282,269,981
International Automobile Trading Business
SUMMARY OF SIGNIFICANT ACCOUNTING
Total Revenues	1,720,650
International Automobile Trading Business | Others
SUMMARY OF SIGNIFICANT ACCOUNTING
Total Revenues	$ 1,720,650